Basis of Preparation and Presentation of the Consolidated Financial Statements - Schedule of Relevant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	May 12, 2025
Schedule of Relevant Exchange Rates [Line Items]
Current exchange rate		20.51	16.89
Average exchange rate	[1]	18.3	17.77
Non-adjusting events after reporting period [Member]
Schedule of Relevant Exchange Rates [Line Items]
Current exchange rate				19.56

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.